ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-current provisions [abstract]
Non-current provisions, beginning of the year	$ 768,517
Non-current provisions, end of the year	643,950	$ 768,517
Legal claims and other matters
Non-current provisions [abstract]
Non-current provisions, beginning of the year	768,517	6,950
Effect of initial inflation adjustment (Note 4 (cc))	1,315
Translation differences	(113,571)	(39,757)
Acquisition of business (note 3)		799,938
Additions	6,438	3,112
Reversals	(14,097)	(329)
Uses	(4,652)	(1,397)
Non-current provisions, end of the year	643,950	768,517
Asset retirement obligation
Non-current provisions [abstract]
Non-current provisions, beginning of the year	27,829	18,301
Effect of initial inflation adjustment (Note 4 (cc))	0
Translation differences	82	853
Acquisition of business (note 3)		0
Additions	5,383	8,675
Reversals	(8,740)	0
Uses	0	0
Non-current provisions, end of the year	24,554	27,829
Current provisions [abstract]
Current provisions, beginning of the year	2,659	4,262
Effect of initial inflation adjustment (Note 4 (cc))	0
Translation differences	(10)	246
Acquisition of business (note 3)		0
Additions	7,659	443
Reversals	0	0
Uses	(457)	(2,292)
Current provisions, end of the year	9,851	2,659
Allowance for doubtful accounts
Current provisions [abstract]
Current provisions, beginning of the year	16,543	6,019
Effect of initial inflation adjustment (Note 4 (cc))	202
Translation differences	(2,076)	(504)
Acquisition of business (note 3)		10,822
Additions	2,732	1,365
Reversals	(1,103)	(680)
Uses	(1,952)	(479)
Current provisions, end of the year	14,346	16,543
Obsolescence allowance
Current provisions [abstract]
Current provisions, beginning of the year	36,197	33,433
Effect of initial inflation adjustment (Note 4 (cc))	6,530
Translation differences	(2,384)	(860)
Acquisition of business (note 3)		12,385
Additions	22,822	9,959
Reversals	(5,500)	(13,987)
Uses	(2,211)	(4,733)
Current provisions, end of the year	$ 55,454	$ 36,197